ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

MEDI Group Limited, incorporated on March 13, 2024, under the laws of the Cayman Islands, is the holding company of the Company’s Operating Subsidiaries, Grand Century Holding Co., Ltd. (“GCHL”), Doctor’s Concept Medical and Cosmetics Company Limited (“DCMCL”) and MEDI Trade Corporation Ltd. (“MTL”)(MTL is not operative as of the date of this financial statements). Through the Company’s Operating Subsidiaries, the Company provides principally medical cosmetology services and traditional facial services (“Beauty Services”) in Hong Kong.